Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

June 28, 2013

Re: Allianz Life Insurance Company of North America
Allianz Life Variable Account B
Registration Statement Nos. 333-139701 and 811-05618

Enclosed for filing please find Post-Effective Amendment No. 38 to the Form N-4 Registration Statement for the above-referenced Registrant filed pursuant to Rule 485(b). We received oral comments from you on June 20, 2013 with respect to Registrant’s Post-effective Amendment No. 37 to the Registration Statement filed on May 1, 2013. All page numbers in this letter refer to the redline prospectus that was sent to you with the May 1st filing.

For the convenience of the staff in reviewing the Registration Statement, we sent a redline copy of the Registration Statement via email to the Insured Investments Office.

1.	Glossary (page 6)

Comment:

Please simplify the definition of Charge Lock Date and state that it is the date after which the Income Protector rider charge will not change.

Response:

Revised as requested

2.	Fee Tables – Contract Annual Expenses (page 11)

Comment:

Add a footnote to Income Protector in the Rider Charge table indicating that if the Charge Lock Option rider is selected, the rider charge for this benefit is fixed at the rate in effect on the Charge Lock Date, and the Owner will continue to pay the rider charge after the Charge Lock Date as long as Income Protector is in effect. In this footnote, please also add a cross reference to the more detailed explanation of the Charge Lock Option rider contained in section 7, Expenses – Rider Charge.

Response:

Additional disclosure has been added to the prospectus.

3.	Fee Tables – Example #2 (page 12)

Comment:

Example 2 is for expenses associated with annuitization. This product does not allow annuitization before the first Contract Anniversary. Therefore, please remove the numbers in the “1 Year” column.

Response:

Revised as requested.

4.	Section 7, Expenses – Rider Charge (page 35)

Comments:

a)
Add a footnote to Income Protector in the Rider Charge table indicating that if the Charge Lock Option rider is selected, the rider charge for this benefit is fixed at the rate in effect on the Charge Lock Date, and the Owner will continue to pay the rider charge after the Charge Lock Date as long as their selected benefit is in effect.

b)
In the Note, please clarify that the first bullet applies to Owners selecting the Charge Lock Option rider. Please also state the Contract Value will continue to fluctuate in value after the Owner selects the Charge Lock Option rider.

Responses:

a)      Additional disclosure has been added to the prospectus.

b)      Additional disclosure has been added to the prospectus.

5.	Section 11.a, Income Protector – Charge Lock Option (pages 55-56)

Comments:

a)	Please revise the second sentence of the second paragraph to clearly state how an Owner can obtain a form for selecting the Charge Lock Option rider.

b)
Please revise the sixth sentence of the second paragraph to clearly state that if the Charge Lock Option selection form is not received by the required date and time an Owner must submit a separate request if he/she wishes to remove Income Protector and he/she will be subject to the increased rider charge until Income Protector is removed from their Contract.

c)	In the right hand column of the first row of the table at the top of page 54 please replace “simple interest” with the actual 6% used to calculate the Annual Increase.

d)	In the table at the top of page 54 please clearly state that the Contract Value continues to fluctuate in value after selection of the Charge Lock Option rider.

e)
On page 54, please simplify the second paragraph after the table by using bullet points. The current text is confusing and complicated when viewed as a single paragraph. Please repeat the disclosure from page 51 that explains what is meant by “an actual Lifetime Plus Payment must either be zero, or $100 or more.”

Responses:

a)      Additional disclosure has been added to the prospectus.

b)      Additional disclosure has been added to the prospectus.

c)      Revised as requested.

d)      Additional disclosure has been added to the prospectus.

e)      Revised as requested.

I hereby represent that the enclosed Post-Effective Amendment does not contain disclosure which would render it ineligible to become effective pursuant to Securities Act Rule 485(b).

Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:         /s/  Stewart D. Gregg

            Stewart D. Gregg